CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues		$ 930	$ 1,040	$ 753
Cost of revenues		767	574	334
Gross profit		163	466	419
Operating expenses:
Research and development, net		21,125	17,287	15,791
Business development		2,738	2,672	2,029
General and administrative		7,253	5,321	3,765
Total operating expenses		31,116	25,280	21,585
Operating loss		(30,953)	(24,814)	(21,166)
Financing income		1,935	1,591	2,630
Financing expenses		(1,414)	(2,951)	(555)
Financing income (expenses), net		521	(1,360)	2,075
Loss before taxes on income		(30,432)	(26,174)	(19,091)
Taxes on income		13	32	24
Loss		(30,445)	(26,206)	(19,115)
Attributable to:
Equity holders of the Company		(27,793)	(23,374)	(18,112)
Non-controlling interests		(2,652)	(2,832)	(1,003)
Loss		$ (30,445)	$ (26,206)	$ (19,115)
Basic and diluted loss per share, attributable to equity holders of the Company		$ (0.69)	$ (0.83)	$ (0.70)
Weighted average number of shares used in computing basic and diluted loss per share	[1]	40,433,303	28,158,779	25,754,297

[1]	To compute diluted loss per share, potential ordinary shares (detailed below) have not been taken into account due to their anti-dilutive effect 137,977 warrants 4,030,702 options to employees under share-based payment plans